Note 7 - Deposits (Details Textual) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deposit Liabilities Reclassified as Loans Receivable	$ 529,000	$ 496,000
Minimum Average Yearly Cash Balance With Federal Reserve	$ 0	$ 0